GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
GUARANTEE LIABILITIES
Provision at the inception of new loans	¥ 3,018,878		¥ 3,242,066	¥ 4,418,265		¥ 4,943,489
Released into revenue	(3,298,059)		(2,897,943)	(4,851,292)		(4,460,935)
Ending balance	4,538,963	$ 677,649	4,517,620	4,385,117	$ 616,450	4,656,051	¥ 4,818,144
Beginning balance	4,818,144		¥ 4,173,497	4,818,144		¥ 4,173,497	4,173,497
Contractual amounts of outstanding loans subject to guarantee	50,621,911			48,738,922			49,857,705
Estimated contractual amounts of outstanding loans that have compensated by the Group	¥ 3,769,627			¥ 3,860,296			¥ 3,129,264
Minimum
GUARANTEE LIABILITIES
Compensation service period							1 month
Maximum
GUARANTEE LIABILITIES
Compensation service period	36 months	36 months		36 months	36 months